Employee benefits (Details 8) - Parent Company Gratuity plan [Member] ₨ in Millions	Mar. 31, 2022 INR (₨)
Disclosure Of Expected Contribution To Post Employment Benefit Plans [Abstract]
Expected Contribution	₨ 229
March 31, 2022
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	481
March 31, 2023
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	409
March 31, 2024
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	398
March 31, 2025
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	372
March 31, 2026
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	346
Thereafter
Disclosure Of Expected Future Benefit Payments [Abstract]
Expected Future Benefit Payments	₨ 2,437